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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 03/31/10

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:237 Park Avenue, Suite 900,
   	New York, NY 10017



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     17 May 2010
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE


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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 25,567,028
Form 13F Information Table Value Total: $ 313,854,292



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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03/31/2010                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)


3COM CORP 			COM		885535104	 468,238 	 61,048 	 X
AIRVANA INC 			COM		00950V101	 4,255,605 	 555,562 	 X
BELL MICROPRODUCTS INC 		NOTE 3.750% 3/0	078137AC0	 9,165,500 	 9,200,000 	 X
BELL MICROPRODUCTS INC 		COM		078137106	 7,123,750 	 1,025,000 	 X
BERKSHIRE HATHAWAY INC DEL	CL A		084670108	 22,776,600 	 187 	 	 X
BJ SVCS CO 			COM		055482103	 28,381,750 	 1,326,250 	 X
BPW ACQUISITION CORP		COM		055637102	 6,246,514 	 501,728 	 X
BRINKS HOME SEC HLDGS INC	COM		109699108	 23,741,581 	 557,969 	 X
CHORDIANT SOFTWARE INC		COM NEW		170404305	 3,762,615 	 739,217 	 X
CKE RESTAURANTS INC		COM		12561E105	 2,015,116 	 182,034 	 X
CNX GAS CORP			COM		12618H309	 6,126,050 	 161,000 	 X
COMSYS IT PARTNERS INC		COM		20581E104	 14,078,042 	 805,380 	 X
DIEDRICH COFFEE INC		COM NEW		253675201	 3,480 	 	 100 		 X
HOME DIAGNOSTICS INC DEL	COM		437080104	 2,306 	 	 200 		 X
ICO GLOBAL COMM HLDGS LTD DE	CL A		44930K108	 9,251,067 	 1,144,934 	 X
INFOGROUP INC			COM		45670G108	 6,544,200 	 839,000 	 X
IOWA TELECOMM SERVICES INC	COM		462594201	 6,934,057 	 415,213 	 X
JAVELIN PHARMACEUTICALS INC	COM		471894105	 177,836 	 137,857 	 X
K TRON INTL INC			COM		482730108	 3,118,176 	 20,792 	 X
LIBERTY ACQUISITION HLDGS CO	COM		53015Y107	 26,467,730 	 2,678,920 	 X
LODGIAN INC			COM PAR $.01	54021P403	 51,280 	 20,189 	 X
MILLIPORE CORP			COM		601073109	 14,826,240 	 140,400 	 X
MILLIPORE CORP			CALL		601073909	 5,325 		 5 		 X
MILLIPORE CORP			CALL		601073909	 25,800 	 40 		 X
MILLIPORE CORP			CALL		601073909	 57,375 	 85 		 X
MSCI INC			CL A		55354G100	 336,091 	 9,310 		 X
PLATO LEARNING INC		COM		72764Y100	 572,875 	 103,035 	 X
RCN CORP			COM NEW		749361200	 7,508,317 	 497,899 	 X
SAUER-DANFOSS INC		COM		804137107	 15,777 	 1,188 		 X
SKILLSOFT PLC			SPONSORED ADR	830928107	 16,316,694 	 1,581,075 	 X
SKILLSOFT PLC			PUT		830928957	 12,750 	 510 		 X
SMITH INTL INC			COM		832110100	 26,292,336 	 614,020 	 X
SPORT SUPPLY GROUP INC DEL	COM		84916A104	 3,114,747 	 231,752 	 X
SWITCH & DATA FACILITIES COM	COM		871043105	 17,330,705 	 975,828 	 X
TALBOTS INC			COM		874161102	 158,112 	 12,200 	 X
TALBOTS INC			PUT		874161952	 25,000 	 400 		 X
TECHWELL INC			COM		87874D101	 2,149,023 	 114,921 	 X
TERRA INDS INC			COM		880915103	 9,742,304 	 212,900 	 X
TERRA INDS INC			CALL		880915903	 5,400 		 5 		 X
TERRA INDS INC			CALL		880915903	 180,400 	 205 		 X
TERRA INDS INC			CALL		880915903	 29,160 	 27 		 X
TYCO INTERNATIONAL LTD		PUT		H89128954	 10,500 	 2,100 		 X
TYCO INTERNATIONAL LTD		PUT		H89128954	 12,095 	 2,419 		 X
TYCO INTERNATIONAL LTD		PUT		H89128954	 27,000 	 600 		 X
VARIAN INC			COM		922206107	 21,131,677 	 408,105 	 X
XTO ENERGY INC			COM		98385X106	 13,068,860 	 277,000 	 X
ZIONS BANCORPORATION		PUT		989701957	 68,738 	 5,499 		 X
ZIONS BANCORPORATION		PUT		989701957	 9,000 	 	 600 		 X
ZIONS BANCORPORATION		PUT		989701957	 49,300 	 1,160 		 X
ZIONS BANCORPORATION		PUT		989701957	 81,200 	 1,160 		 X





			 					$313,854,292 	25,567,028



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